Share-based compensation plans - equity-settled and cash-settled (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	$ 9,738	$ 17,469
Expenses (recoveries) under cash-settled plans	27,241	(1,437)
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	1,011	4,418
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	2,650	7,245
Expenses (recoveries) under cash-settled plans	20,287	0
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	2,903	2,679
Expenses (recoveries) under cash-settled plans	1,849	0
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	3,174	3,127
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	3,765	(1,001)
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	$ 1,340	$ (436)